Government Grants (Tables)	12 Months Ended
Dec. 31, 2016
Government Grant
	December 31,	December 31,
	2016	2015
	(in thousands)
Received	$3,539	$3,539
Less accumulated amortization	(2,701)	(2,657)
Foreign exchange translation adjustment	103	120
Total government grants	941	1,002
Less current portion	(54)	(43)
Non-current government grants	$887	$959